OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Vendor deposits	$ 140,500
Forever 8 Fund LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Vendor deposits	8,124,880	0
Wattum Management Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Vendor deposits	$ 0	$ 6,999,955